Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Federal funds sold	26,560,000	20,785,000
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Securities held to maturity, at amortized cost	72,079,385	200,000
Securities available for sale, at fair value	530,159,986	565,029,291
	602,239,371	565,229,291
Loans receivable, held for sale	4,577,233	3,832,760
Loans/leases receivable, held for investment	1,282,810,406	1,196,912,737
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	1,267,462,435	1,181,956,235
Premises and equipment, net	31,262,390	31,740,751
Goodwill	3,222,688	3,222,688
Bank-owned life insurance	45,620,489	42,011,281
Restricted investment securities	15,747,850	15,253,600
Other real estate owned, net	3,954,538	8,385,758
Other assets	13,732,795	18,138,138
Total assets	2,093,730,492	1,966,610,054
Deposits:
Noninterest-bearing	450,659,723	357,183,481
Interest-bearing	923,454,377	848,274,307
Total deposits	1,374,114,100	1,205,457,788
Short-term borrowings	171,082,961	213,536,450
Federal Home Loan Bank advances	202,350,000	204,750,000
Other borrowings	138,239,762	136,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	31,424,848	26,116,451
Total liabilities	1,953,296,671	1,822,177,352
Commitments and Contingencies	0	0
Stockholders' Equity:
Preferred stock, $1 par value, shares authorized 250,000	54,867	65,090
Common stock, $1 par value; shares authorized 20,000,000	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Noncontrolling interests		2,051,538
Less treasury stock, December 2012 and 2011 - 121,246 common shares, at cost	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	144,432,702
Total liabilities and stockholders' equity	$ 2,093,730,492	$ 1,966,610,054